Subsidiaries (Schedule of identifiable assets and liabilities acquired - Mountain Wind Power Plant) (Details) - Mountain Wind Power Plant [Member] $ in Millions	Jan. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Trade and other receivables	$ 4
Property, plant, and equipment	127	[1]
Intangible assets	26	[1]
Trade and other payables	1
Liabilities in respect of evacuation and removal	2
Identifiable assets, net	154
Goodwill	21	[2]
Total consideration transferred	$ 175

[1]	The fair value was determined using the discounted cash flow method. The valuation methodology included a number of key assumptions that constituted the basis for cash flow forecasts, including, among other things, electricity and gas prices, and nominal post-tax discount rate of 5.75% - 6.25%. Intangible assets are amortized over 13 to 17 years, and property, plant, and equipment items are depreciated over 20 to 29 years.
[2]	The goodwill in the transaction reflects the business potential of the Group’s entry into the renewable energies market in New England, USA. CPV Group expects that the entire amount of the goodwill will be deductible for tax purposes.